Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000069425 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069425 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069425 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069425 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069425 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069425 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069425 | Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069425 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069425 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069425 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069425 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000069425 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000069425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000069425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000069425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000069425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000069425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151994 | Banco BPM SpA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151994 | BPER Banca SpA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151994 | Klepierre SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151994 | BAWAG Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151994 | Banca Mediolanum SpA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151994 | Banca Monte dei Paschi di Siena SpA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151994 | Bankinter SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151994 | Elisa OYJ
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | Banca Popolare di Sondrio SpA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | Italgas SpA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151994 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151994 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000151994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000151994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000151994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000151994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000151994 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000151994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000151994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248668 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000248668 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248668 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000248668 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000248668 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248668 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248668 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248668 | Kotak Mahindra Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248668 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248668 | Larsen & Toubro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248668 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248668 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000248668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000248668 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000248668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000248668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000248668 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000248668 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000248668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000248668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135785 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135785 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135785 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135785 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135785 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135785 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135785 | Deutsche Post AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135785 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135785 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135785 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135785 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135785 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000135785 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000135785 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135785 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135785 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000135785 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000135785 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135785 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000135785 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000135785 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000135785 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033618 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033618 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033618 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033618 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033618 | Japan Tobacco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033618 | Honda Motor Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033618 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033618 | Mitsubishi Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033618 | Takeda Pharmaceutical Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033618 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033618 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000033618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000033618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000033618 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000033618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000033618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033618 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127778 | Toyo Tire Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127778 | Matsui Securities Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | Toyoda Gosei Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | Amano Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | MEITEC Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | Nippon Gas Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | Hirogin Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | Kokuyo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | Nippon Electric Glass Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | EXEO Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127778 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127778 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127778 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000127778 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000127778 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127778 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000127778 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127778 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000127778 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127778 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127778 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127778 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%

[1]	Represents less than 0.1%